Financial assets at fair value through the income statement - Disclosure of financial assets designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and advances	£ 342,747	£ 353,292
Reverse repurchase agreements and other similar secured lending	2,594	776
Other financial assets	2,197	1,656
Financial assets at fair value through the income statement	206,651	213,568
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Loans and advances	47,639	39,429
Debt securities	2,586	3,249
Equity securities	7,185	6,091
Reverse repurchase agreements and other similar secured lending	149,131	164,681
Other financial assets	110	118
Designated at fair value
Disclosure of financial assets [line items]
Loans and advances	3,082	3,658
Debt securities	130	205
Equity securities	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other financial assets	0	1
Financial assets at fair value through the income statement	3,212	3,864
Mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	44,557	35,771
Debt securities	2,456	3,044
Equity securities	7,185	6,091
Reverse repurchase agreements and other similar secured lending	149,131	164,681
Other financial assets	110	117
Financial assets at fair value through the income statement	£ 203,439	£ 209,704